Revenue Recognition (Consolidated Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Other current assets	$ 17,704	$ 10,757
Other Assets	24,809	18,444
Accounts payable and accrued liabilities	43,184	34,470
Advanced billings and customer deposits	5,948	4,213
Deferred income taxes	57,859	43,207
Other noncurrent liabilities	30,233	19,747
Retained Earnings	58,753	50,500
Accumulated other comprehensive income	4,249	7,017	$ 4,961	$ 5,334
Noncontrolling interest	9,795	$ 1,146
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Other current assets	14,756
Other Assets	22,144
Accounts payable and accrued liabilities	43,363
Advanced billings and customer deposits	6,012
Deferred income taxes	56,485
Other noncurrent liabilities	29,937
Retained Earnings	54,616
Accumulated other comprehensive income	4,258
Noncontrolling interest	$ 9,737